Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Packaging Corporation of America
Entity Central Index Key	0000075677